Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial result
Interest expense	€ (1,458)	€ (1,143)	€ (190)
Interest expense on lease liability (2018: Finance lease obligations)	(190)	(69)	(45)
Long-term debt	(993)	(944)	(100)
Expense from revaluation of derivative financial instruments	(215)
Other	(60)	(130)	(45)
Interest income	144	1,952	365
Payout of bond funds	126	58	11
Income from revaluation of derivative financial instruments		1,877	352
Other	18	17	2
Financial result	€ (1,314)	€ 809	€ 175